OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2024
OTHER OPERATING INCOME
OTHER OPERATING INCOME	. OTHER OPERATING INCOME

	For the year ended December 31,
In millions	2024	2023	2022
Government subsidies	$23.9	$4.2	$7.0
Gain on sale of property, plant and equipment	0.7	0.5	0.3
Credits for research and competitiveness taxes	0.3	0.5	0.6
Insurance compensation	—	—	0.2
Other	6.4	6.1	3.3
Total	$31.3	$11.2	$11.4